Trade Receivables - Summary of Trade Receivables by Exposure to Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	R$ 1,793,759	R$ 1,820,823
Provision for doubtful accounts	(107,995)	(129,242)
Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(107,995)	(129,242)	R$ (117,553)
Current [member]
Disclosure of financial assets [line items]
Trade receivables	1,501,958	1,491,773
Current [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(38,060)	(13,035)
Up to 30 days [member]
Disclosure of financial assets [line items]
Trade receivables	142,069	139,680
Up to 30 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(14,311)	(15,305)
31 to 60 days [member]
Disclosure of financial assets [line items]
Trade receivables	36,466	45,981
31 to 60 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(6,663)	(12,798)
61 to 90 days [member]
Disclosure of financial assets [line items]
Trade receivables	27,789	34,207
61 to 90 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	(6,333)	(13,248)
91 to 180 days [member]
Disclosure of financial assets [line items]
Trade receivables	85,477	109,182
91 to 180 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful accounts	R$ (42,628)	R$ (74,856)